Unaudited Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2024	Jun. 30, 2024
Non-current assets
Intangible assets and goodwill	€ 155,204	€ 154,951
Property and equipment	38,901	43,653
Right-of-use assets	42,862	45,468
Deferred tax assets	9,367	1,999
Other non-current assets	7,730	7,572
Total non-current assets	254,064	253,643
Current assets
Inventories	404,570	370,635
Trade and other receivables	9,387	11,819
Other assets	33,983	45,306
Cash and cash equivalents	13,836	15,107
Total current assets	461,776	442,867
Total assets	715,840	696,511
Shareholders' equity and liabilities
Subscribed capital	1	1
Capital reserve	556,489	546,913
Accumulated Deficit	(140,978)	(112,767)
Accumulated other comprehensive income	(777)	1,496
Total shareholders' equity	414,736	435,643
Non-current liabilities
Provisions	2,869	2,789
Lease liabilities	38,795	40,483
Deferred tax liabilities	31	11
Total non-current liabilities	41,695	43,282
Current liabilities
Borrowings	40,594
Tax liabilities	8,403	10,643
Lease liabilities	8,561	9,282
Contract liabilities	16,919	17,104
Trade and other payables	71,923	85,322
Other liabilities	113,010	95,235
Total current liabilities	259,410	217,585
Total liabilities	301,105	260,867
Total shareholders' equity and liabilities	€ 715,840	€ 696,511